Document and Entity Information	9 Months Ended
Sep. 30, 2015 USD ($) shares
Document and Entity Information [Abstract]
Document period end date	Sep. 30, 2015
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	304,830,964
Entity public float | $	$ 14,660,235,551.652
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3